Stock-Based Compensation (Details Textual) In Millions, except Share data, unless otherwise specified	12 Months Ended								1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2012 USD ($) Y	Mar. 31, 2012 AUD	Mar. 31, 2011 USD ($)	Mar. 31, 2011 AUD	Mar. 31, 2010 USD ($)	Mar. 31, 2010 AUD	Mar. 31, 2012 2001 Equity Incentive Plan [Member]	Mar. 31, 2011 2001 Equity Incentive Plan [Member]	Aug. 31, 2007 Long-Term Incentive Plan [Member]	Nov. 30, 2006 Long-Term Incentive Plan [Member]	Mar. 31, 2012 Long-Term Incentive Plan [Member]	Mar. 31, 2012 Long-Term Incentive Plan [Member]	Jun. 07, 2011 Restricted Stock Units Performance Vesting [Member]	Jun. 07, 2010 Restricted Stock Units Performance Vesting [Member]	Dec. 07, 2011 Restricted Stock Units Service Vesting [Member]	Dec. 07, 2010 Restricted Stock Units Service Vesting [Member]	Dec. 07, 2009 Restricted Stock Units Service Vesting [Member]	May 29, 2009 Restricted Stock Units Service Vesting [Member]	Dec. 17, 2008 Restricted Stock Units Service Vesting [Member]	Sep. 15, 2011 Restricted Stock Units Market Condition [Member]	Sep. 15, 2010 Restricted Stock Units Market Condition [Member]	Dec. 17, 2008 Restricted Stock Units Market Condition [Member]	Sep. 15, 2008 Restricted Stock Units Market Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue of shares authorised							45,077,100
Percentage of options exercised after first year							25.00%
Percentage of options exercised after second year							25.00%
Percentage of options exercised after third year							50.00%
Unexercised option expiration year							10 years					10 years
Unexercised option expiration days							90 days
Restricted stock units outstanding	3,677,511	3,677,511	5,112,095	5,112,095	4,736,721	4,736,721	617,316				3,060,195	3,060,195
Restricted stock units granted	1,303,209	1,303,209	2,107,077	2,107,077			285,358	348,426							281,556					954,705	951,194
Granted options	0	0	0	0	0	0			1,016,000	1,132,000
Options outstanding											1,760,600
Closing stock price		7.68
Restricted stocks units vested	2,527,601	2,527,601	970,793	970,793												81,619	55,404	925,024	316,283			385,288	760,037
Cash settled units (service vesting)							2,488	450
Restricted stock units granted under the LTIP												6,116,375	63,146	807,457
Stock-Based Compensation (Textual) [Abstract]
Stock-based compensation expense	$ 11.1		$ 11.3		$ 9.3
Compensation expense related to equity based awards	7.8		9.1		7.7
Compensation expense related to liability based awards	3.3		2.2		1.6
Unrecognized compensation cost related to share based compensation cost	8.8
Estimated weighted average amortization, period of recognition	2.5	2.5
Intrinsic value of stock option exercised		2.0		0.6		4.7
Tax benefit from stock options exercised			$ 0.4		$ 0.9
Restricted stock unit deferred vesting period	2 years	2 years
Scorecard LTI - cash settled units granted under the terms of LTIP	716,536	716,536	821,459	821,459